Provisions - Summary of Other Provisions (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Reconciliation of Changes In Other Provisions
Beginning	[1]	₩ 933,701
Transfer between stages:
Ending		1,444,418		$ 1,118,863	₩ 933,701	[1]
Provisions for credit losses of unused loan commitments
Reconciliation of Changes In Other Provisions
Beginning		342,182
Transfer between stages:
Increase		8,946
Reversal		(553)
Ending		379,666			342,182
Provisions for credit losses of unused loan commitments | 12-month expected credit losses
Reconciliation of Changes In Other Provisions
Beginning		179,885			153,997
Transfer between stages:
Transfer to 12-month expected credit losses		60,499			41,314
Transfer to lifetime expected credit losses		(17,814)			(19,232)
Impairment		(476)			(338)
Increase					2,587
Others		1,634			1,557
Ending		232,674			179,885
Provisions for credit losses of unused loan commitments | Non-impaired
Reconciliation of Changes In Other Provisions
Beginning		151,067			146,619
Transfer between stages:
Transfer to 12-month expected credit losses		(58,210)			(40,375)
Transfer to lifetime expected credit losses		18,142			19,848
Impairment		(2,177)			(1,705)
Increase		26,988			25,743
Others		508			937
Ending		136,318			151,067
Provisions for credit losses of unused loan commitments | Impaired
Reconciliation of Changes In Other Provisions
Beginning		11,230			8,024
Transfer between stages:
Transfer to 12-month expected credit losses		(2,289)			(939)
Transfer to lifetime expected credit losses		(328)			(616)
Impairment		2,653			2,043
Increase					2,738
Others		(39)			(20)
Ending		10,674			11,230
Provisions for credit losses of acceptances and guarantees
Reconciliation of Changes In Other Provisions
Beginning		153,529
Transfer between stages:
Increase		7,708
Reversal		(7,603)
Ending		183,454			153,529
Provisions for credit losses of acceptances and guarantees | 12-month expected credit losses
Reconciliation of Changes In Other Provisions
Beginning		26,906			27,397
Transfer between stages:
Transfer to 12-month expected credit losses		(3,573)			1,144
Transfer to lifetime expected credit losses		(356)			(355)
Impairment		0			(9)
Reversal					(1,689)
Others		164			418
Ending		30,849			26,906
Provisions for credit losses of acceptances and guarantees | Non-impaired
Reconciliation of Changes In Other Provisions
Beginning		118,724			82,170
Transfer between stages:
Transfer to 12-month expected credit losses		(421)			(1,144)
Transfer to lifetime expected credit losses		457			1,016
Impairment		(113)			(142)
Increase		28,401			33,983
Others		1,149			2,841
Ending		148,197			118,724
Provisions for credit losses of acceptances and guarantees | Impaired
Reconciliation of Changes In Other Provisions
Beginning		7,899			11,537
Transfer between stages:
Transfer to 12-month expected credit losses		3,994			0
Transfer to lifetime expected credit losses		(101)			(661)
Impairment		113			151
Reversal					(3,262)
Others		106			134
Ending		4,408			7,899
Provisions for credit losses of financial guarantee contracts
Reconciliation of Changes In Other Provisions
Beginning		2,955			5,351
Transfer between stages:
Increase		3,545
Reversal					(2,396)
Others		0			0
Ending		6,500			2,955
Provisions for restoration costs
Reconciliation of Changes In Other Provisions
Beginning		159,033			152,186
Transfer between stages:
Increase		6,885			17,270
Reversal		(3,681)			210
Used		(14,534)			(23,916)
Unwinding of discount		6,177			2,725
Effect of changes in discount rate		1,334			10,558
Ending		₩ 155,214			₩ 159,033
Description Of Nature Of Provisions For Restoration Cost		Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.		Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.	Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs
Total
Reconciliation of Changes In Other Provisions
Beginning		₩ 276,002			₩ 190,306
Transfer between stages:
Increase		474,991			122,159
Decrease		(34,144)			(36,463)
Others		2,735
Ending		719,584			276,002
Membership rewards program
Reconciliation of Changes In Other Provisions
Beginning		46			22,902
Transfer between stages:
Increase		64			84
Decrease		(63)			(22,940)
Others		0
Ending		47			46
Dormant accounts
Reconciliation of Changes In Other Provisions
Beginning		2,794			3,062
Transfer between stages:
Increase		4,686			2,666
Decrease		(4,121)			(2,934)
Others		0
Ending		3,359			2,794
Litigations
Reconciliation of Changes In Other Provisions
Beginning		113,527			55,168
Transfer between stages:
Increase		78,392			62,611
Decrease		(10,358)			(4,252)
Others		4,106
Ending		185,667			113,527
Others
Reconciliation of Changes In Other Provisions
Beginning		159,635	[2]		109,174
Transfer between stages:
Increase		391,849	[2]		56,798
Decrease		(19,602)	[2]		(6,337)
Others	[2]	(1,371)
Ending	[2]	₩ 530,511			₩ 159,635

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Includes ￦ 333,290 million of other provisions for the microfinance support program